OTHER PAYABLES (CURRENT AND NON-CURRENT) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other payables, current	R$ 1,524,447	R$ 1,238,805
Other payables, noncurrent	2,249,670	1,723,843
Total other current payables	1,882,486	1,300,770
Total other non current payables	2,249,670	1,723,843
Payables To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	50,241	45,816
Other payables, noncurrent		20,850
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	67,304
Other payables, noncurrent	153,507	157,857
Dividends And Interest On Capital Payable [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	358,040	61,965
Liabilities From Business Combination [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	377,411
Other payables, noncurrent	470,890	94,404
Taxes In Installments [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	30,727	56,226
Other payables, noncurrent	88,906	103,955
Profit Sharing Employees [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	327,663	235,789
Taxes Payable [Member]
IfrsStatementLineItems [Line Items]
Other payables, noncurrent	10,266	9,767
Provision From Consumption And Services [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	275,577	202,006
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Other payables, noncurrent	66,807	43,263
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Other payables, current	238,702	206,323
Other payables, noncurrent	855,037	633,982
Concessions Payable [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	13,350	12,555
Other payables, noncurrent	78,419	78,728
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	143,471	480,090
Other payables, noncurrent	R$ 525,838	R$ 581,037